Segment Information - Net Sales by Product Category (Details) - USD ($) $ in Millions		3 Months Ended												12 Months Ended
	Jul. 02, 2016	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Mar. 26, 2016	Dec. 26, 2015	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jul. 01, 2017	Jul. 02, 2016	Jun. 27, 2015
Revenue from External Customer [Line Items]
Net sales	$ 84.4	$ 1,133.8	$ 995.2	$ 1,321.7	$ 1,037.6	$ 1,154.6	$ 1,033.1	$ 1,273.8	$ 1,030.3	$ 1,004.1	$ 929.3	$ 1,219.4	$ 1,038.8	$ 4,488.3	$ 4,491.8	$ 4,191.6
Net Sales
Revenue from External Customer [Line Items]
Percent of total sales														100.00%	100.00%	100.00%
Women's Handbags
Revenue from External Customer [Line Items]
Net sales														$ 2,308.0	$ 2,392.9	$ 2,389.6
Women's Handbags | Net Sales
Revenue from External Customer [Line Items]
Percent of total sales														52.00%	53.00%	57.00%
Men's
Revenue from External Customer [Line Items]
Net sales														$ 808.0	$ 725.7	$ 680.4
Men's | Net Sales
Revenue from External Customer [Line Items]
Percent of total sales														18.00%	16.00%	16.00%
Women's Accessories
Revenue from External Customer [Line Items]
Net sales														$ 721.0	$ 721.6	$ 709.4
Women's Accessories | Net Sales
Revenue from External Customer [Line Items]
Percent of total sales														16.00%	16.00%	17.00%
Women's Other Products
Revenue from External Customer [Line Items]
Net sales														$ 277.7	$ 306.9	$ 369.2
Women's Other Products | Net Sales
Revenue from External Customer [Line Items]
Percent of total sales														6.00%	7.00%	9.00%
Coach
Revenue from External Customer [Line Items]
Net sales														$ 4,114.7	$ 4,147.1	$ 4,148.6
Coach | Net Sales
Revenue from External Customer [Line Items]
Percent of total sales														92.00%	92.00%	99.00%
Stuart Weitzman Brand
Revenue from External Customer [Line Items]
Net sales														$ 373.6	$ 344.7	$ 43.0
Stuart Weitzman Brand | Net Sales
Revenue from External Customer [Line Items]
Percent of total sales														8.00%	8.00%	1.00%